Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 98.88%
Alabama: 1.07%
Education revenue: 1.07%
University of North Alabama Revenue General Fee Series A	5.00%	11-1-2022	$ 265,000	$ 278,175
Arizona: 6.17%
GO revenue: 1.27%
Maricopa County AZ Elementary School District #25 Liberty School Improvement Project 2019 Series A (AGM Insured)	5.00	7-1-2023	300,000	330,831
Miscellaneous revenue: 4.90%
Phoenix AZ Civic Improvement Corporation Water System Sustainability Bonds Series B	5.00	7-1-2044	1,000,000	1,278,202
				1,609,033
California: 12.68%
Education revenue: 0.51%
California Municipal Finance Authority Education Revenue Stream Charter School Project 144A	5.00	6-15-2051	125,000	133,538
Health revenue: 1.00%
San Buenaventura CA Community Mental Health System	6.50	12-1-2021	250,000	259,110
Housing revenue: 7.64%
California Community Housing Agency Essential Housing Revenue Creekwood Series A 144A	4.00	2-1-2056	500,000	519,270
California HFA MFHR	1.45	4-1-2024	1,000,000	1,007,688
California Municipal Finance Authority Student Housing Revenue CHF Riverside I LLC Projects	5.00	5-15-2029	375,000	466,779
				1,993,737
Miscellaneous revenue: 3.53%
California Infrastructure & Economic Development Bank Lease Revenue Teachers Retirement	5.00	8-1-2030	310,000	397,195
San Francisco City & County CA 49 South Van Ness Project Green Bond Series A	4.00	4-1-2034	370,000	422,318
San Joaquin CA Area Flood Control Agency Smith Canal Area Assessment District Revenue (AGM Insured)	4.00	10-1-2021	100,000	101,519
				921,032
				3,307,417
Colorado: 6.51%
Education revenue: 2.51%
Colorado ECFA Revenue Improvement & Refunding Bonds Charter School	5.00	3-15-2027	535,000	655,089
Health revenue: 2.22%
Colorado Health Facilities Authority Revenue Hospital Advent Health Obligated Group Series A	4.00	11-15-2043	500,000	578,420
See accompanying notes to portfolio of investments

Wells Fargo Municipal Sustainability Fund  |  1

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 1.78%
Regional Colorado Transportation District Private Activity Denver Transit Partners Eagle P3 Project Series A	4.00%	7-15-2040	$ 375,000	$ 466,016
				1,699,525
District of Columbia: 1.23%
Water & sewer revenue: 1.23%
District of Columbia Water & Sewer Authority Public Utility Green Bond Series A	5.00	10-1-2038	250,000	320,265
Florida: 0.51%
Education revenue: 0.51%
Florida Development Finance Corporation Educational Facilities United Cerebral Palsy Charter Schools Projects Social Bonds Series A	5.00	6-1-2050	125,000	132,546
Guam: 1.15%
Water & sewer revenue: 1.15%
Guam Government Waterworks Authority Series A	5.00	1-1-2050	250,000	300,467
Idaho: 1.77%
Health revenue: 1.77%
Idaho Health Facilities Authority Hospital Trinity Health Credit Group Series A	5.00	12-1-2047	385,000	461,316
Illinois: 17.68%
GO revenue: 6.89%
Chicago IL Series A	5.50	1-1-2039	360,000	400,752
Chicago IL Series A	6.00	1-1-2038	375,000	450,746
Decatur IL (BAM Insured)	5.00	3-1-2024	375,000	418,537
Kendall, Kane & Will Counties IL CAB School District #308 (AGM Insured)¤	0.00	2-1-2027	155,000	143,365
Will County IL Lincoln-Way Community High School District #210 Refunded Bond (AGM Insured)	4.00	1-1-2022	375,000	384,138
				1,797,538
Miscellaneous revenue: 2.58%
Illinois Finance Authority Clean Water Initiative Revolving Fund	5.00	7-1-2024	585,000	671,570
Tax revenue: 2.28%
Chicago IL Transit Authority Sales Tax Receipts (AGM Insured)	5.00	12-1-2046	500,000	595,307
Transportation revenue: 2.95%
Chicago IL Public Building Commission Chicago Transit Authority (Ambac Insured)	5.25	3-1-2031	600,000	769,547
Water & sewer revenue: 2.98%
Chicago IL Wastewater Transmission Series C	5.00	1-1-2024	700,000	777,693
				4,611,655
See accompanying notes to portfolio of investments

2  |  Wells Fargo Municipal Sustainability Fund

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Indiana: 4.67%
Miscellaneous revenue: 2.35%
Indiana Finance Authority State Revolving Fund Program Green Bond Series E	5.00%	2-1-2047	$ 500,000	$ 614,037
Water & sewer revenue: 2.32%
Indiana Finance Authority Green Bond Series B	5.00	2-1-2028	500,000	604,273
				1,218,310
Louisiana: 0.67%
Water & sewer revenue: 0.67%
New Orleans LA Water (BAM Insured)	5.00	12-1-2034	150,000	174,301
Massachusetts: 2.82%
Education revenue: 2.28%
Massachusetts Development Finance Agency Boston College Issue Series U	5.00	7-1-2025	500,000	593,777
Health revenue: 0.54%
Massachusetts Development Finance Agency Milford Regional Medical Center Series G 144A	5.00	7-15-2025	125,000	141,591
				735,368
Michigan: 4.57%
Miscellaneous revenue: 2.32%
Michigan Building Authority Series I	5.00	10-15-2031	500,000	606,426
Tax revenue: 0.41%
Michigan Finance Authority Local Government Loan Program Public Lighting Authority Refunding Bonds Series B	5.00	7-1-2044	100,000	106,543
Water & sewer revenue: 1.84%
Great Lakes MI Water Authority Water Supply System Series D	5.00	7-1-2031	400,000	479,573
				1,192,542
Minnesota: 0.44%
Education revenue: 0.44%
St. Paul MN Housing & RDA Charter School Hmong College Preparatory Academy Project Series 2020	5.00	9-1-2055	100,000	116,015
Nevada: 5.23%
GO revenue: 5.23%
Clark County NV Flood Control District	5.00	11-1-2029	500,000	646,601
Clark County NV School District Building Series A	4.00	6-15-2035	625,000	716,810
				1,363,411
New Jersey: 1.62%
Miscellaneous revenue: 1.15%
New Jersey EDA Series XX	4.00	6-15-2024	270,000	298,585
See accompanying notes to portfolio of investments

Wells Fargo Municipal Sustainability Fund  |  3

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.47%
New Jersey Garden State Preservation Trust Open & Farmland Series A (AGM Insured)	5.75%	11-1-2028	$ 100,000	$ 123,680
				422,265
New York: 6.83%
Education revenue: 1.29%
New York Dormitory Authority Non-State Supported Debt Series A	5.00	7-1-2038	270,000	335,915
GO revenue: 0.53%
Poughkeepsie City NY Refunding Bonds Public Improvement	5.00	6-1-2024	125,000	137,965
Transportation revenue: 2.51%
New York Metropolitan Transportation Authority Revenue BAN Subordinated Series B-1	5.00	5-15-2022	625,000	654,716
Water & sewer revenue: 2.50%
New York Environmental Facilities Corporation Clean Water & Drinking Water New York City Municipal Water Finance Authority Project Series A	5.00	6-15-2032	500,000	653,187
				1,781,783
North Carolina: 0.77%
Housing revenue: 0.77%
North Carolina Capital Facilities Finance Refunding Bonds Arc North Carolina Projects (Department of Housing and Urban Development Insured)	5.00	10-1-2024	180,000	200,220
Oregon: 2.40%
GO revenue: 2.40%
Bend OR	5.00	6-1-2050	500,000	627,228
Pennsylvania: 7.41%
Education revenue: 3.27%
Allegheny County PA Higher Education Robert Morris University	5.00	10-15-2037	250,000	282,444
Philadelphia PA IDA Saint Joseph's University Series C	4.00	11-1-2037	500,000	571,182
				853,626
Health revenue: 1.63%
Westmoreland County PA IDA Excela Health Project Series A	4.00	7-1-2037	375,000	424,802
Transportation revenue: 2.51%
Pennsylvania Turnpike Commisson Turnpike Series B-1	5.25	6-1-2047	535,000	653,304
				1,931,732
South Carolina: 1.25%
Education revenue: 1.25%
South Carolina Jobs EDA Revenue Wofford College Project	5.00	4-1-2033	270,000	326,929
Texas: 4.08%
Airport revenue: 1.44%
Galveston TX Wharves & Terminal Refunding Bonds	4.63	2-1-2024	375,000	375,379
See accompanying notes to portfolio of investments

4  |  Wells Fargo Municipal Sustainability Fund

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue: 2.64%
Dallas County TX Hospital District Limited Tax	5.00%	8-15-2030	$ 625,000	$ 690,293
				1,065,672
Virginia: 1.48%
Transportation revenue: 1.48%
Virginia Small Business Financing Authority AMT 95 Express Lanes LLC Project	5.00	7-1-2049	375,000	386,038
Washington: 5.87%
Education revenue: 0.67%
Washington HEFAR Seattle University Project	5.00	5-1-2027	145,000	174,851
GO revenue: 2.90%
King County WA Public Hospital District #1 Valley Medical Center Refunding Bonds	5.00	12-1-2026	625,000	756,214
Utilities revenue: 2.30%
Chelan County WA Public Utility District #001 Consolidated Revenue Refunding Bonds Governmental Series A	4.00	7-1-2036	500,000	599,726
				1,530,791
Total Municipal obligations (Cost $24,645,661)				25,793,004

		Yield	Shares
Short-term investments: 0.46%
Investment companies: 0.46%
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class ♠∞		0.01	120,240	120,276
Total Short-term investments (Cost $120,276)				120,276
Total investments in securities (Cost $24,765,937)	99.34%			25,913,280
Other assets and liabilities, net	0.66			171,347
Total net assets	100.00%			$26,084,627

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
¤	The security is issued in zero coupon form with no periodic interest payments.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

See accompanying notes to portfolio of investments

Wells Fargo Municipal Sustainability Fund  |  5

Portfolio of investments—March 31, 2021 (unaudited)
Abbreviations:
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
BAN	Bond anticipation notes
CAB	Capital appreciation bond
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
GO	General obligation
HEFAR	Higher Education Facilities Authority Revenue
HFA	Housing Finance Authority
IDA	Industrial Development Authority
MFHR	Multifamily housing revenue
RDA	Redevelopment Authority
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class	$315,780	$2,823,906	$(3,019,414)	$9	$(5)	$120,276	0.46%	120,240	$57
See accompanying notes to portfolio of investments

6  |  Wells Fargo Municipal Sustainability Fund

Notes to portfolio of investments—March 31, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$25,793,004	$0	$25,793,004
Short-term investments
Investment companies	120,276	0	0	120,276
Total assets	$120,276	$25,793,004	$0	$25,913,280
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended March 31, 2021, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Municipal Sustainability Fund  |  7